WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 43.3%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.8%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$680,311
AT&T Inc., Senior Notes	2.300%	6/1/27	790,000	839,849
AT&T Inc., Senior Notes	1.650%	2/1/28	40,000	40,624
AT&T Inc., Senior Notes	2.250%	2/1/32	50,000	50,814
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	1,034,285
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	840,000	956,150
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	824,303
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	559,000	626,147
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	330,933
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	1,101,264
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	156,640
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	586,471
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	427,029
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	30,000	35,926
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	110,000	136,974
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	190,000	256,954
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	160,000	201,406

Total Diversified Telecommunication Services				8,286,080

Entertainment - 0.0%††
Walt Disney Co., Senior Notes	3.000%	9/15/22	170,000	179,011

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	100,000	100,046
Alphabet Inc., Senior Notes	0.800%	8/15/27	220,000	220,160
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	239,619
Alphabet Inc., Senior Notes	2.050%	8/15/50	400,000	382,584

Total Interactive Media & Services				942,409

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	1

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	$4,930,000	$5,740,630
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	194,901
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	312,440
Comcast Corp., Senior Notes	3.100%	4/1/25	30,000	33,229
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	2,204,237
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	370,508
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	216,612
Comcast Corp., Senior Notes	4.150%	10/15/28	1,520,000	1,844,604
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	335,023
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	233,427
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	59,391
Comcast Corp., Senior Notes	4.700%	10/15/48	60,000	80,837
Comcast Corp., Senior Notes	3.450%	2/1/50	150,000	169,427
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	187,925
Fox Corp., Senior Notes	4.709%	1/25/29	340,000	409,047

Total Media				12,392,238

Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	371,875	376,808	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	490,000	541,901	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	90,000	101,902	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	1,120,000	1,285,178	(a)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,990,000	2,184,073

Total Wireless Telecommunication Services				4,489,862

TOTAL COMMUNICATION SERVICES				26,289,600

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.4%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	80,000	81,104	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	800,000	818,152
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	199,437
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	160,000	160,473
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	522,182

See Notes to Schedule of Investments.

2	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	$880,000	$906,051
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,289,915

Total Automobiles				3,977,314

Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	314,140
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	39,831
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	857,511
McDonald’s Corp., Senior Notes	3.300%	7/1/25	320,000	358,212
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	82,757
McDonald’s Corp., Senior Notes	3.700%	1/30/26	190,000	217,307
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	635,825
McDonald’s Corp., Senior Notes	3.500%	7/1/27	100,000	114,494
McDonald’s Corp., Senior Notes	3.800%	4/1/28	650,000	757,104
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	278,952
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	68,001
McDonald’s Corp., Senior Notes	4.200%	4/1/50	510,000	624,633
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,320,000	1,415,462

Total Hotels, Restaurants & Leisure				5,764,229

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	198,000	209,756
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	10,789

Total Household Durables				220,545

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	1,040,000	1,044,465
Amazon.com Inc., Senior Notes	0.800%	6/3/25	240,000	243,441
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	357,704
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,382,007
Amazon.com Inc., Senior Notes	1.500%	6/3/30	350,000	358,019
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	244,784
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	81,853

Total Internet & Direct Marketing Retail				4,712,273

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	50,000	53,151

Specialty Retail - 0.6%
Home Depot Inc., Senior Notes	2.500%	4/15/27	3,020,000	3,312,626
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	47,856
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	240,596

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	3

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
Home Depot Inc., Senior Notes	3.900%	6/15/47	$30,000	$36,704
Home Depot Inc., Senior Notes	3.350%	4/15/50	390,000	447,654
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	261,016
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	160,000	212,321
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	320,000	445,104
Target Corp., Senior Notes	2.250%	4/15/25	450,000	483,157
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	320,000	357,651
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	90,000	103,722

Total Specialty Retail				5,948,407

Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc., Senior Notes	2.400%	3/27/25	260,000	280,754
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	466,868
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	458,694
NIKE Inc., Senior Notes	3.250%	3/27/40	160,000	180,705
NIKE Inc., Senior Notes	3.375%	3/27/50	760,000	877,305

Total Textiles, Apparel & Luxury Goods				2,264,326

TOTAL CONSUMER DISCRETIONARY				22,940,245

CONSUMER STAPLES - 2.6%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	810,000	882,087
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,150,000	1,307,127
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	990,000	1,134,851
Coca-Cola Co., Senior Notes	2.950%	3/25/25	210,000	231,927
Coca-Cola Co., Senior Notes	3.375%	3/25/27	1,090,000	1,259,451
Coca-Cola Co., Senior Notes	1.450%	6/1/27	520,000	538,584
Coca-Cola Co., Senior Notes	4.125%	3/25/40	120,000	154,706
Coca-Cola Co., Senior Notes	4.200%	3/25/50	280,000	371,259
Coca-Cola Co., Senior Notes	2.600%	6/1/50	170,000	173,434
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	238,587
PepsiCo Inc., Senior Notes	0.750%	5/1/23	560,000	567,241
PepsiCo Inc., Senior Notes	2.250%	3/19/25	50,000	53,746
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	66,338
PepsiCo Inc., Senior Notes	1.625%	5/1/30	450,000	465,669
PepsiCo Inc., Senior Notes	3.625%	3/19/50	40,000	48,762

See Notes to Schedule of Investments.

4	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
PepsiCo Inc., Senior Notes	3.875%	3/19/60	$140,000	$179,171
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	520,000	547,990	(a)

Total Beverages				8,220,930

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	849,632
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	480,000	489,911
Walmart Inc., Senior Notes	3.400%	6/26/23	180,000	195,227
Walmart Inc., Senior Notes	3.550%	6/26/25	140,000	159,673
Walmart Inc., Senior Notes	3.050%	7/8/26	530,000	598,459
Walmart Inc., Senior Notes	3.700%	6/26/28	320,000	379,224

Total Food & Staples Retailing				2,672,126

Food Products - 0.5%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,870,783	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	140,000	141,543
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	82,000	89,136
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	390,928	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,328,701	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	300,000	309,956	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	160,000	166,482
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	934,023

Total Food Products				5,231,552

Household Products - 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	148,619
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	210,000	227,983
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	80,000	89,738
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	300,894
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	330,000	405,090
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	60,000	76,383

Total Household Products				1,248,707

Tobacco - 1.0%
Altria Group Inc., Senior Notes	3.490%	2/14/22	220,000	229,586
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	52,217
Altria Group Inc., Senior Notes	3.800%	2/14/24	320,000	351,272
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	138,196
Altria Group Inc., Senior Notes	4.400%	2/14/26	2,340,000	2,714,123
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,990,000	2,380,884
Altria Group Inc., Senior Notes	6.200%	2/14/59	290,000	397,918
BAT Capital Corp., Senior Notes	2.764%	8/15/22	1,750,000	1,819,396

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	5

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
BAT Capital Corp., Senior Notes	3.557%	8/15/27	$1,500,000	$1,643,928
Cargill Inc., Senior Notes	1.375%	7/23/23	470,000	481,374	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	280,000	284,937
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	322,114

Total Tobacco				10,815,945

TOTAL CONSUMER STAPLES				28,189,260

ENERGY - 6.0%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	45,000	49,409

Oil, Gas & Consumable Fuels - 6.0%
Apache Corp., Senior Notes	3.250%	4/15/22	485,000	484,854
Apache Corp., Senior Notes	4.375%	10/15/28	1,030,000	1,024,809
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	175,483
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	510,000	550,344
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	470,807
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,990,000	2,210,374
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	1,091,373
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	368,838
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,377
BP Capital Markets PLC, Senior Notes	3.062%	3/17/22	170,000	177,174
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	88,791
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	559,600
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	383,876	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	470,000	489,719
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	275,782
Chevron Corp., Senior Notes	3.078%	5/11/50	60,000	65,349
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,830,000	1,887,150
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	100,000	106,839
CNOOC Finance 2014 ULC, Senior Notes	4.250%	4/30/24	430,000	477,629
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	939,866
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	760,000	896,568

See Notes to Schedule of Investments.

6	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Concho Resources Inc., Senior Notes	4.375%	1/15/25	$1,110,000	$1,147,028
Concho Resources Inc., Senior Notes	3.750%	10/1/27	160,000	175,772
Concho Resources Inc., Senior Notes	4.300%	8/15/28	770,000	870,384
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,249,000	1,244,004
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,007,321
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,561,484
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,990,000	2,052,800
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	320,000	333,340
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	170,000	174,680
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	20,403
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,714,500
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	20,000	21,551
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	400,000	411,680
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	70,000	75,099
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	1,120,000	1,113,860
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	500,000	535,326
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,290,000	2,696,680
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	788,106
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	460,282
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,160,000	1,344,705
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	252,079
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	80,000	82,596
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,850,000	2,040,305
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,861,736
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	38,604
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,286,921	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	828,652	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	150,000	151,520
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	465,507
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	290,000	336,413
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	864,265
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,299,929
Noble Energy Inc., Senior Notes	3.850%	1/15/28	620,000	704,442

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	7

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Noble Energy Inc., Senior Notes	3.250%	10/15/29	$490,000	$547,197
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	69,209
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	1,330,000	1,282,945
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	120,000	124,500
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	430,000	396,404
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,706,507
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	808,426
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	428,940
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	725,000	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	440,265
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	520,407
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	429,585
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	2,295,000	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	500,532
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	734,589
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	859,111
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,023,753
Shell International Finance BV, Senior Notes	2.375%	4/6/25	520,000	559,351
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,851,514
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	446,035
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	253,487
Shell International Finance BV, Senior Notes	3.250%	4/6/50	490,000	530,197
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,799,984	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	670,000	702,161	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,950,428
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	230,000	229,703
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	120,000	123,010
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.116%	1/13/23	130,000	123,550	(b)

See Notes to Schedule of Investments.

8	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	$200,000	$214,335
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	1,017,055

Total Oil, Gas & Consumable Fuels				65,390,756

TOTAL ENERGY				65,440,165

FINANCIALS - 17.8%
Banks - 13.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	351,108	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	1,053,301
Banco Santander SA, Senior Notes	2.746%	5/28/25	1,400,000	1,490,268
Banco Santander SA, Senior Notes	4.379%	4/12/28	600,000	687,984
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.386%	4/12/23	800,000	804,678	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	640,350
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	1,026,282
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,742,357
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	522,303
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	111,511	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	587,226	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	600,884	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,759,321	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	722,513	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,287,300	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,730,492	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	4,922,996	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	240,000	301,649	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	9

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	$710,000	$796,293
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	358,833
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,190,000	2,538,927
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	966,949
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	491,306
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	370,000	376,685
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,228,545	(a)
Barclays PLC, Senior Notes	3.684%	1/10/23	260,000	269,805
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,191,325	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	284,705	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	887,997	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	626,706	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,010,000	2,248,131	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	810,000	1,007,349	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	407,137	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,671,744	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	480,000	486,082
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	2,011,377
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	60,067
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	109,035
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	530,000	543,904	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	780,000	826,656	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	370,000	402,760	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	2,137,911	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,887,144	(b)

See Notes to Schedule of Investments.

10	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	$660,000	$804,113	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	764,564
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	1,038,105
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	207,898
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,370,000	5,083,411
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	322,080
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	156,435
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,720,000	1,918,056
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	3,401,856
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	413,306	(a)(b)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,850,000	2,897,302
Danske Bank A/S, Senior Notes	5.000%	1/12/22	530,000	558,958	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	216,060	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,586,587	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	200,000	202,447	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	300,000	306,526	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	225,665	(a)(b)
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,671,475
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	2,200,000	2,260,369	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	1,090,000	1,145,294	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	787,922	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,570,000	3,004,786	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	471,278
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	688,587
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,049,618	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,030,000	1,058,919	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	405,884	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,704,818	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	11

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	$130,000	$130,626
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	150,000	151,416
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,414,573
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	1,410,000	1,442,719	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	903,767	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	751,685	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,376,036	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,383,340	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	490,000	579,625	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	2,250,000	2,718,676	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,996,246
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,244,688
Lloyds Banking Group PLC, Senior Notes (1.326% to 6/15/22 then 1 year Treasury Constant Maturity Rate + 1.100%)	1.326%	6/15/23	2,350,000	2,373,537	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	773,195
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	311,000	315,116
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,779,122
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	649,189	(b)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	218,334	(b)
Natwest Group PLC, Subordinated Notes	6.100%	6/10/23	2,400,000	2,670,157
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	620,000	638,416	(a)

See Notes to Schedule of Investments.

12	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Nordea Bank ABP, Senior Notes	1.000%	6/9/23	$860,000	$871,785	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,653,595
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	330,000	330,981
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	760,000	774,503
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	790,000	816,411
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	468,767
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	611,075
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	599,000	660,074	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	255,621
Swedbank AB, Senior Notes	1.300%	6/2/23	610,000	622,533	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	910,000	920,644
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	470,534
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,880,000	1,999,159	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	5,471,835
US Bancorp, Senior Notes	1.450%	5/12/25	1,060,000	1,100,047
US Bank NA, Senior Notes	3.150%	4/26/21	380,000	386,285
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/1/20	2,218,000	2,233,016	(b)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	7,640,000	8,354,693
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	793,670
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	590,622
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	920,670	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	330,000	403,052	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	1,080,000	1,479,432	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,798,339
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	452,720
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,100,000	2,422,207
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	114,674
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	390,000	392,100

Total Banks				146,391,722

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	13

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 2.5%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	$270,000	$282,011
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	688,281
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,845,396
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	582,666
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	490,000	572,338	(a)(b)
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	227,671	(a)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/1/20	91,000	83,789	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,082,901
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	436,520
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	1,091,789
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,640,789
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	309,847
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	632,234
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,507,220
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	182,468
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	860,699	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,130,000	1,329,733	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,600,157
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/1/20	6,200,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	1.021%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(d)(e)(f)(g)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,360,000	1,434,217	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000	1,080,437	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	1,390,000	1,599,254	(b)
UBS AG, Senior Notes	1.750%	4/21/22	880,000	898,194	(a)

See Notes to Schedule of Investments.

14	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes	3.491%	5/23/23	$3,060,000	$3,211,145	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	333,150	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	1,000,000	1,162,813	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	200,000	208,189	(a)(b)

Total Capital Markets				27,883,908

Consumer Finance - 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,575,116
American Express Co., Senior Notes	2.500%	7/30/24	420,000	449,613
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	1,030,092	(a)(b)

Total Consumer Finance				3,054,821

Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	211,081
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	662,356	(a)(b)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	2,443,702
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,118,669
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	420,000	428,115	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	350,000	363,246	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	2,000,000	2,026,113	(a)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	2,060,000	2,097,508	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	150,000	154,441	(a)
Vanguard Group Inc.	3.050%	8/22/50	660,000	629,112	(e)(f)

Total Diversified Financial Services				12,134,343

Insurance - 0.5%
American International Group Inc., Senior Notes	2.500%	6/30/25	280,000	299,850
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	170,307
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	114,486
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	182,487	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	15

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	$1,400,000	$1,417,343	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	539,350	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	970,000	982,517	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	344,374	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	1,197,124	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	163,429	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	48,380	(a)

Total Insurance				5,459,647

TOTAL FINANCIALS				194,924,441

HEALTH CARE - 3.7%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	3.450%	3/15/22	600,000	624,247	(a)
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	231,457
AbbVie Inc., Senior Notes	2.300%	11/21/22	880,000	915,067	(a)
AbbVie Inc., Senior Notes	3.750%	11/14/23	110,000	120,703
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,124,735	(a)
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	637,965	(a)
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	569,552
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	198,181	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	260,000	289,087	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	96,908	(a)
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	132,493
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	110,000	110,000
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	740,127
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	99,580

Total Biotechnology				5,890,102

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	766,764
Abbott Laboratories, Senior Notes	3.750%	11/30/26	430,000	503,658
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	1,870,000	2,036,534
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	84,000	93,353
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	227,000	287,973
Medtronic Inc., Senior Notes	3.500%	3/15/25	178,000	200,489

Total Health Care Equipment & Supplies				3,888,771

See Notes to Schedule of Investments.

16	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 1.8%
Aetna Inc., Senior Notes	2.800%	6/15/23	$1,070,000	$1,129,188
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	71,646
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	345,066
Anthem Inc., Senior Notes	3.650%	12/1/27	240,000	275,788
Cigna Corp., Senior Notes	3.400%	9/17/21	310,000	319,744
Cigna Corp., Senior Notes	3.750%	7/15/23	210,000	228,755
Cigna Corp., Senior Notes	3.500%	6/15/24	820,000	899,819
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	856,227
Cigna Corp., Senior Notes	4.375%	10/15/28	1,610,000	1,929,864
CVS Health Corp., Senior Notes	3.350%	3/9/21	139,000	141,175
CVS Health Corp., Senior Notes	4.100%	3/25/25	865,000	987,009
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	984,055
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	908,789
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,270,000	3,852,072
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	352,657
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	115,795
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,892,057
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	92,675
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,405,870
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	381,021
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	237,720
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	73,099
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	150,000	163,099
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	400,000	458,845
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	174,640
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,376,123
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	150,000	157,461
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	77,491
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	26,701

Total Health Care Providers & Services				19,914,451

Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	330,000	336,513
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	520,000	540,671
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	410,000	435,853
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	1,380,000	1,505,609
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	750,000	863,535
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	740,000	842,554
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	320,000	374,167
Eli Lilly and Co., Senior Notes	2.350%	5/15/22	680,000	704,780

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	17

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Johnson & Johnson, Senior Notes	0.550%	9/1/25	$290,000	$290,989
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,528,365
Johnson & Johnson, Senior Notes	0.950%	9/1/27	600,000	606,155
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	530,000	534,274
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	294,480
Pfizer Inc., Senior Notes	0.800%	5/28/25	700,000	708,113
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	503,046
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	445,443
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	223,612

Total Pharmaceuticals				10,738,159

TOTAL HEALTH CARE				40,431,483

INDUSTRIALS - 2.6%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	4.875%	5/1/25	2,120,000	2,309,222
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	70,161
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	87,694
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	327,712
Boeing Co., Senior Notes	5.150%	5/1/30	1,500,000	1,684,198
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	722,229
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	456,933
Boeing Co., Senior Notes	5.930%	5/1/60	290,000	356,169
General Dynamics Corp., Senior Notes	3.750%	5/15/28	1,040,000	1,225,354
General Dynamics Corp., Senior Notes	4.250%	4/1/40	20,000	25,311
General Dynamics Corp., Senior Notes	4.250%	4/1/50	80,000	104,758
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	106,000	109,389
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	515,246
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	607,014
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,474,201
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	180,000	259,741
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	210,000	228,833	(a)
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	320,971
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	90,000	107,348
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	440,000	465,949

Total Aerospace & Defense				11,458,433

See Notes to Schedule of Investments.

18	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Building Products - 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	$140,000	$144,205	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	530,000	556,427	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	70,000	73,663	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	1,110,000	1,167,045	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	200,000	210,084	(a)

Total Building Products				2,151,424

Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	460,000	476,955
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,189,264
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	825,130
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	493,246

Total Commercial Services & Supplies				2,984,595

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,773,232

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	2.375%	8/26/29	280,000	302,718
3M Co., Senior Notes	3.050%	4/15/30	90,000	102,719
3M Co., Senior Notes	3.700%	4/15/50	350,000	426,499
General Electric Co., Senior Notes	3.450%	5/1/27	100,000	105,747
General Electric Co., Senior Notes	3.625%	5/1/30	210,000	216,872
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,028,566
General Electric Co., Senior Notes	4.250%	5/1/40	220,000	222,518
General Electric Co., Senior Notes	4.350%	5/1/50	270,000	274,543
Honeywell International Inc., Senior Notes	1.350%	6/1/25	330,000	340,175

Total Industrial Conglomerates				4,020,357

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	60,000	68,761
Deere & Co., Senior Notes	3.750%	4/15/50	240,000	295,264
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	220,000	232,531	(a)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	230,000	244,766	(a)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	660,000	706,266	(a)

Total Machinery				1,547,588

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	683,754
Union Pacific Corp., Senior Notes	3.950%	9/10/28	450,000	536,019

Total Road & Rail				1,219,773

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	19

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	$310,000	$315,926
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	763,357	(a)

Total Trading Companies & Distributors				1,079,283

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	752,512	(a)

TOTAL INDUSTRIALS				27,987,197

INFORMATION TECHNOLOGY - 3.1%
Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,338,316	(a)

IT Services - 0.6%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,200,000	1,305,532
Mastercard Inc., Senior Notes	3.375%	4/1/24	700,000	773,769
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	50,511
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	420,000	430,120
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	437,554
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	843,029
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,575,097
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	424,311
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	427,361

Total IT Services				6,267,284

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Inc., Senior Notes	2.250%	11/15/23	730,000	759,572
Broadcom Inc., Senior Notes	4.700%	4/15/25	1,120,000	1,281,005
Broadcom Inc., Senior Notes	3.150%	11/15/25	890,000	965,383
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	159,646
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	199,213
Intel Corp., Senior Notes	4.600%	3/25/40	70,000	93,439
Intel Corp., Senior Notes	4.750%	3/25/50	1,040,000	1,445,563
Intel Corp., Senior Notes	4.950%	3/25/60	210,000	303,798
Micron Technology Inc., Senior Notes	2.497%	4/24/23	450,000	469,883
NVIDIA Corp., Senior Notes	2.850%	4/1/30	240,000	268,013
NVIDIA Corp., Senior Notes	3.500%	4/1/40	650,000	751,926
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,590,000	1,808,879
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	470,439

See Notes to Schedule of Investments.

20	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	$300,000	$320,047	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	300,341

Total Semiconductors & Semiconductor Equipment				9,597,147

Software - 0.9%
Adobe Inc., Senior Notes	2.300%	2/1/30	1,390,000	1,503,505
Microsoft Corp., Senior Notes	1.550%	8/8/21	510,000	515,901
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	761,432
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,621,126
Microsoft Corp., Senior Notes	3.300%	2/6/27	670,000	768,031
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	24,122
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,066,504
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	397,330
salesforce.com Inc., Senior Notes	3.700%	4/11/28	710,000	831,700

Total Software				9,489,651

Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc., Senior Notes	2.000%	11/13/20	170,000	170,624
Apple Inc., Senior Notes	1.550%	8/4/21	20,000	20,235
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,879,844
Apple Inc., Senior Notes	1.125%	5/11/25	1,140,000	1,171,118
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,281,131
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	91,717
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	957,149
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,400,000	1,436,345	(a)

Total Technology Hardware, Storage & Peripherals				7,008,163

TOTAL INFORMATION TECHNOLOGY				33,700,561

MATERIALS - 1.9%
Chemicals - 0.2%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,158,006	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	583,082	(a)

Total Chemicals				1,741,088

Metals & Mining - 1.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	1,066,501	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	794,068	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	460,000	483,396
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	1,350,000	1,480,381
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000	41,449

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	21

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/ 45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	$1,670,000	$1,998,314	(a)(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,434,370	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000	393,691	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,926,880	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,380,000	1,502,255	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	380,000	417,856	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,096,776
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,460,324
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	820,927
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000	1,808,157

Total Metals & Mining				16,725,345

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	1,919,418

TOTAL MATERIALS				20,385,851

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	516,774	(a)

UTILITIES - 1.1%
Electric Utilities - 1.1%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	745,069	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,700,262
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,780,000	1,829,818
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,146,387
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	188,558
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,000,000	2,198,151
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	967,198
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	700,000	702,392
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	770,000	748,552

See Notes to Schedule of Investments.

22	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	$730,000	$802,861	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	580,000	685,760	(a)

TOTAL UTILITIES				11,715,008

TOTAL CORPORATE BONDS & NOTES (Cost - $441,345,798)				472,520,585

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.0%
U.S. Government Agencies - 0.5%
Federal Home Loan Bank (FHLB)	5.625%	6/11/21	1,910,000	1,992,631
Tennessee Valley Authority, Senior Notes	3.875%	2/15/21	3,600,000	3,660,054

Total U.S. Government Agencies				5,652,685

U.S. Government Obligations - 24.5%
U.S. Treasury Bonds	3.750%	11/15/43	12,640,000	18,736,331
U.S. Treasury Bonds	3.625%	2/15/44	1,360,000	1,982,997
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,915,509
U.S. Treasury Bonds	3.000%	2/15/48	18,190,000	24,711,399
U.S. Treasury Bonds	3.125%	5/15/48	5,480,000	7,616,344
U.S. Treasury Bonds	3.000%	8/15/48	1,900,000	2,589,715
U.S. Treasury Bonds	3.000%	2/15/49	3,570,000	4,882,812
U.S. Treasury Bonds	2.250%	8/15/49	17,610,000	20,959,339
U.S. Treasury Bonds	2.000%	2/15/50	8,990,000	10,178,366
U.S. Treasury Bonds	1.250%	5/15/50	12,120,000	11,515,894
U.S. Treasury Bonds	1.375%	8/15/50	8,770,000	8,606,933
U.S. Treasury Notes	1.875%	4/30/22	1,700,000	1,749,008
U.S. Treasury Notes	0.125%	6/30/22	300,000	299,930
U.S. Treasury Notes	1.625%	11/15/22	1,670,000	1,724,732
U.S. Treasury Notes	1.375%	2/15/23	2,280,000	2,349,558
U.S. Treasury Notes	2.750%	8/31/23	2,000,000	2,155,625
U.S. Treasury Notes	2.875%	9/30/23	200,000	216,727
U.S. Treasury Notes	2.250%	4/30/24	280,000	301,109
U.S. Treasury Notes	1.750%	7/31/24	260,000	275,727
U.S. Treasury Notes	2.250%	11/15/24	45,350,000	49,222,465
U.S. Treasury Notes	1.500%	11/30/24	2,050,000	2,161,108
U.S. Treasury Notes	0.375%	4/30/25	450,000	452,689
U.S. Treasury Notes	0.250%	5/31/25	7,000,000	7,001,094
U.S. Treasury Notes	0.250%	6/30/25	660,000	659,948
U.S. Treasury Notes	2.875%	7/31/25	15,040,000	16,959,362
U.S. Treasury Notes	2.750%	8/31/25	8,220,000	9,232,409
U.S. Treasury Notes	3.000%	9/30/25	1,970,000	2,240,413

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	23

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.250%	11/15/25	$7,100,000	$7,817,766
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,310,069
U.S. Treasury Notes	1.875%	7/31/26	2,970,000	3,232,195
U.S. Treasury Notes	1.625%	9/30/26	220,000	236,371
U.S. Treasury Notes	1.625%	10/31/26	570,000	612,616
U.S. Treasury Notes	1.625%	11/30/26	3,960,000	4,258,083
U.S. Treasury Notes	0.500%	4/30/27	10,000	10,032
U.S. Treasury Notes	0.500%	6/30/27	17,660,000	17,698,631
U.S. Treasury Notes	0.500%	8/31/27	7,860,000	7,871,667
U.S. Treasury Notes	0.625%	5/15/30	100,000	99,461
U.S. Treasury Notes	0.625%	8/15/30	10,790,000	10,718,348
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	3,388,936

Total U.S. Government Obligations				267,951,718

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $249,803,651)				273,604,403

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 7.1%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	1.042%	9/15/34	730,000	728,012	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	3.521%	4/25/35	325,477	326,533	(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	0.472%	5/28/36	390,468	390,090	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,287,926	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	2,200,000	2,689,333	(b)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	2,760,000	3,228,118
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	688,784
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	590,624	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	86,174
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	70,164	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.240%	10/10/46	40,000	38,996	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.319%	3/10/47	3,317,925	107,340	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	2,518,810	(a)
CSMC Trust, 2017-LSTK A	2.761%	4/5/33	580,000	577,651	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	1,051,547	1,088,628	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	4,454,285	4,636,807	(a)(b)
CSMC Trust, 2019-AFC1 A1	2.573%	7/25/49	2,014,173	2,049,786	(a)
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	2,014,173	2,042,653	(a)

See Notes to Schedule of Investments.

24	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.142%	5/15/36	$190,000	$190,767	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	2,384,479	2,424,954	(a)(b)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	0.855%	12/29/45	22,775	22,785	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.704%	3/25/29	2,492,782	109,249	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.092%	5/25/29	1,995,825	143,439	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	590,000	671,247
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 A2	3.505%	3/25/29	340,000	405,373
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	2,034,128	152,384
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.088%	9/15/42	500,793	78,974	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA4 M1 (1 mo. USD LIBOR + 1.500%)	1.658%	8/25/50	1,090,000	1,097,743	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.425%	7/25/29	1,645,410	1,619,407	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.175%	11/25/24	784,213	806,710	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	6.175%	9/25/28	1,362,456	1,450,459	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.425%	1/25/29	1,489,182	1,544,483	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	460,000	552,377
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	950,000	1,112,204

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	$1,167,689	$1,295,482
Federal National Mortgage Association (FNMA) ACES, 2019-M28 A	2.344%	2/25/30	638,768	674,744
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	436,788	469,513
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	566,414	19,533
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	1,015,695	75,139
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	139,880	142,360	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.514%	8/20/58	504,603	503,559	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.614%	11/20/60	1,491,441	1,491,704	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.664%	2/20/61	347,572	347,904	(b)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.664%	3/20/61	205,380	205,640	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.910%	4/16/53	3,256,043	79,157	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	0.514%	12/20/62	848,882	847,214	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.547%	4/16/47	6,607,695	190,081	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.901%	6/16/54	3,768,712	141,191	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.823%	8/16/54	3,115,767	102,464	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.505%	5/16/55	3,552,412	98,017	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.699%	8/16/54	3,975,934	143,233	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	580,654	609,140

See Notes to Schedule of Investments.

26	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	$393,925	$417,182
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.408%	4/20/70	192,666	198,397	(b)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.300%)	1.462%	9/15/31	3,030,000	2,913,284	(a)(b)
GS Mortgage Securities Corp. II, 2018- SRP5 B (1 mo. USD LIBOR + 2.500%)	2.662%	9/15/31	2,360,000	2,238,951	(a)(b)
GS Mortgage Securities Corp. Trust, 2013- GC16 B	5.161%	11/10/46	240,000	253,137	(b)
GS Mortgage Securities Trust, 2016-GS3 C	4.117%	10/10/49	570,000	513,679	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	0.306%	9/26/37	521,343	513,147	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.675%	5/25/37	1,013,047	986,470	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.054%	1/15/47	90,000	95,973	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.706%	9/15/47	300,000	267,522	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.411%	7/15/48	654,000	685,556	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.912%	5/15/28	657,048	654,631	(a)(b)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	661,479	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.675%	2/25/34	162,138	161,569	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,372,945
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.562%	5/15/36	1,930,000	1,851,245	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	1.075%	7/25/34	37,921	37,960	(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,423,157	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,300,000	1,292,124	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	2,419,252	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	$741,405	$803,300	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	767,286	832,478	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	848,671	928,576	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	1,334,372	1,456,672	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	5,271,737	5,305,012	(a)(b)
SACO I Trust, 2007-VA1 A	8.917%	6/25/21	43,896	41,162	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.620%	12/10/45	570,000	295,964	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	473,020	507,253
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR9 A7	2.938%	8/25/34	1,487,652	1,481,661	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	0.915%	11/25/34	421,267	412,848	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.895%	7/25/45	2,126,776	2,060,731	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	297,454	293,167	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.711%	10/15/57	5,200,103	99,304	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $77,897,633)				77,440,847

MORTGAGE-BACKED SECURITIES - 6.2%
FHLMC - 0.8%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/32	151,365	157,449
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-3/1/50	638,987	686,262
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	1/1/47-2/1/50	643,930	694,206
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/49	497,968	538,341	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-3/1/50	1,366,707	1,464,287

See Notes to Schedule of Investments.

28	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/50	$1,598,572	$1,750,940
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	4/1/50	666,582	722,540
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/50	499,160	533,631	(i)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	1,140,814	1,233,384
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	9/1/48	869,776	941,152
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/49	376,153	411,832

Total FHLMC				9,134,024

FNMA - 4.3%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	1	1
Federal National Mortgage Association (FNMA)	2.500%	6/1/28	35,453	37,221	(i)
Federal National Mortgage Association (FNMA)	2.000%	9/1/35-9/1/50	7,200,000	7,461,592	(j)
Federal National Mortgage Association (FNMA)	3.000%	12/1/36	59,445	62,996	(i)
Federal National Mortgage Association (FNMA)	3.500%	12/1/42-3/1/57	12,440,935	13,259,038
Federal National Mortgage Association (FNMA)	3.000%	6/1/46-8/1/50	7,829,924	8,376,666
Federal National Mortgage Association (FNMA)	4.000%	4/1/47	108,130	116,981	(i)
Federal National Mortgage Association (FNMA)	4.000%	5/1/47-6/1/57	6,604,775	7,109,104
Federal National Mortgage Association (FNMA)	4.500%	5/1/48-12/1/48	6,121,693	6,704,915
Federal National Mortgage Association (FNMA)	5.000%	8/1/48-3/1/50	2,325,546	2,550,398
Federal National Mortgage Association (FNMA)	4.500%	9/1/50	400,000	432,078	(j)
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.435%)	3.344%	5/1/43	651,273	675,840	(b)

Total FNMA				46,786,830

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	29

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 1.1%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	$511,355	$538,951
Government National Mortgage Association (GNMA)	4.000%	3/15/50	99,289	105,110
Government National Mortgage Association (GNMA)	3.500%	5/15/50	398,225	424,323
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-2/20/50	893,723	934,575
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	938,961	991,041
Government National Mortgage Association (GNMA) II	4.000%	11/20/47-4/20/50	1,332,787	1,450,978
Government National Mortgage Association (GNMA) II	4.500%	5/20/48-3/20/50	4,008,175	4,327,770
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	718,721	779,428
Government National Mortgage Association (GNMA) II	2.000%	9/1/50	1,200,000	1,243,406	(j)
Government National Mortgage Association (GNMA) II	2.500%	9/1/50	1,400,000	1,475,250	(j)

Total GNMA				12,270,832

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $66,641,650)				68,191,686

ASSET-BACKED SECURITIES - 6.0%
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	0.645%	7/25/34	784,266	734,132	(b)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	1.671%	5/1/26	110,068	110,071	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	1.841%	5/1/27	235,050	235,104	(a)(b)
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.201%	7/20/31	730,000	730,000	(a)(b)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	1.443%	11/10/30	500,000	495,253	(a)(b)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	1.734%	4/24/29	493,019	492,662	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.355%	4/15/31	750,000	742,633	(a)(b)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	1,000,000	870,218	(a)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	2.108%	4/22/31	250,000	249,208	(a)(b)

See Notes to Schedule of Investments.

30	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Ares XLIII CLO Ltd., 2017-43A A (3 mo. USD LIBOR + 1.220%)	1.495%	10/15/29	$500,000	$498,741	(a)(b)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.195%	4/15/30	860,000	847,816	(a)(b)
Avery Point V CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	1.253%	7/17/26	464,052	462,898	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	2,960,000	3,120,018	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,782,710	(a)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	1.272%	4/20/31	1,000,000	984,000	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	3.745%	3/25/44	365,621	353,349	(b)
Benefit Street Partners CLO IV Ltd., 2014- IVA A1RR (3 mo. USD LIBOR + 1.250%)	1.522%	1/20/29	750,000	746,206	(a)(b)(k)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	1.436%	11/23/25	172,555	172,423	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.295%	7/27/31	545,508	537,580	(a)(b)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	1.492%	7/20/31	500,000	494,154	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.972%	4/20/29	1,250,000	1,240,886	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	1.362%	10/20/28	250,000	249,177	(a)(b)
Cent CLO 24 Ltd., 2015-24A A1R (3 mo. USD LIBOR + 1.070%)	1.345%	10/15/26	1,208,740	1,202,111	(a)(b)
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.105%	12/25/35	1,063,747	1,063,347	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.312%	11/15/36	580,648	507,390	(b)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.302%	1/15/37	740,431	706,075	(b)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	2.075%	10/27/31	210,143	210,991	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	31

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Dryden 37 Senior Loan Fund, 2015-37A AR (3 mo. USD LIBOR + 1.100%)	1.375%	1/15/31	$750,000	$742,990	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.475%	7/15/30	800,000	794,870	(a)(b)
Dryden XXV Senior Loan Fund, 2012-25A ARR (3 mo. USD LIBOR + 0.900%)	1.175%	10/15/27	449,251	446,128	(a)(b)
Education Loan Asset-Backed Trust I, 2013-1 A2 (1 mo. USD LIBOR + 0.800%)	0.975%	4/26/32	3,000,000	2,944,913	(a)(b)
First Franklin Mortgage Loan Trust, 2003- FF1 A1 (1 mo. USD LIBOR + 1.125%)	1.281%	3/25/33	530,858	520,869	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,515,176
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.532%	1/20/30	500,000	498,599	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	28,801	29,018	(a)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.325%	7/25/27	410,274	408,690	(a)(b)
Halsey Point CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.622%	1/20/33	810,000	805,545	(a)(b)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	1,299,680	1,302,217	(a)
Jackson Mill CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.830%)	1.105%	4/15/27	493,109	488,445	(a)(b)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.522%	1/20/29	1,020,000	1,018,931	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	2.072%	1/20/29	460,000	457,204	(a)(b)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	1.275%	4/15/31	1,000,000	982,316	(a)(b)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.515%	7/15/27	270,000	269,611	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS5 A1	3.200%	5/25/59	3,633,510	3,620,622	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.875%	7/15/29	750,000	726,575	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	2,108,949	2,237,491	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.872%	10/20/30	550,000	539,721	(a)(b)
NADG NNN Operating LP, 19-1 A	3.368%	12/28/49	1,554,800	1,543,630	(a)
Navient Student Loan Trust, 2020-1A A1B (1 mo. USD LIBOR + 1.050%)	1.199%	6/25/69	300,000	303,227	(a)(b)

See Notes to Schedule of Investments.

32	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	0.504%	12/7/20	$489,331	$489,991	(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	0.975%	12/26/33	842,892	834,134	(a)(b)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	1,850,000	1,850,873	(a)(b)(e)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.605%	10/15/32	750,000	749,997	(a)(b)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.620%	11/15/32	550,000	549,125	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.072%	4/20/32	1,040,000	1,002,040	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.318%	4/30/27	1,137,916	1,131,889	(a)(b)
Recette CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.920%)	1.192%	10/20/27	318,761	316,687	(a)(b)
Regatta VI Funding Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.080%)	1.352%	7/20/28	1,310,000	1,302,771	(a)(b)
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.325%	7/15/28	746,090	741,902	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	1.063%	3/15/33	505,114	472,013	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	1.063%	3/15/33	1,027,848	957,799	(a)(b)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	2.056%	1/23/28	750,000	740,316	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	1.493%	7/17/28	1,000,000	994,919	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.916%	10/13/29	1,000,000	989,954	(a)(b)
Tralee CLO III Ltd., 2014-3A AR (3 mo. USD LIBOR + 1.030%)	1.302%	10/20/27	797,190	793,054	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.972%	10/20/28	530,000	525,018	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.545%	10/25/32	1,070,000	1,068,154	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.165%	4/15/29	1,000,000	990,818	(a)(b)
Voya CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.900%)	1.172%	1/18/29	500,000	494,541	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	33

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	1.985%	6/7/30	$500,000	$495,765	(a)(b)
Wellfleet CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.850%)	2.054%	7/15/31	1,020,000	1,020,000	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.991%	10/24/31	1,040,000	1,040,000	(a)(b)(i)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.765%	7/15/32	962,500	962,019	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	90,231	90,231	(a)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	1.805%	10/15/28	492,267	490,806	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $64,822,802)				65,130,757

SOVEREIGN BONDS - 5.4%
Brazil - 0.1%
Brazilian Government International Bond, Senior Notes	4.875%	1/22/21	480,000	488,489

Canada - 0.1%
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,476,989

Colombia - 0.5%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,210,000	1,322,010
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	620,000	644,335
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	1,172,549
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	2,734,149

Total Colombia				5,873,043

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	700,359	(a)

Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	552,644	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	225,751	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	259,210	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	3,538,216	(l)

Total Indonesia				4,575,821

See Notes to Schedule of Investments.

34	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	$1,270,000	$1,734,499	(a)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,170,000	2,460,238	(a)

Mexico - 0.7%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	3,020,000	3,296,617
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,340,000	1,457,250
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	2,972,099

Total Mexico				7,725,966

Panama - 0.5%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,373,419
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,601,826
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,630,000	2,078,250

Total Panama				5,053,495

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	1,350,000	2,103,698
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	770,000	1,276,887

Total Peru				3,380,585

Poland - 0.3%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,380,000	1,425,874
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	1,870,000	2,089,839

Total Poland				3,515,713

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	35

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	$1,390,000	$1,498,166	(l)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	221,227	(l)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,030,000	1,209,008	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,110,000	2,892,411	(a)

Total Qatar				5,820,812

Russia - 0.6%
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	800,000	883,788	(a)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	167,855	193,002	(l)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	53,100	61,055	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	2,200,000	2,998,446	(l)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,982,036	(l)

Total Russia				6,118,327

Saudi Arabia - 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	290,000	302,921	(a)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,178,311	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	3,280,000	3,425,904	(a)

Total United Arab Emirates				5,604,215

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	2,200,000	2,640,715
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,713,438

Total Uruguay				4,354,153

TOTAL SOVEREIGN BONDS (Cost - $50,907,474)				59,185,625

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.0%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,979,932	3,028,250
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	941,760	1,456,442
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,307,359	4,690,318	(m)(n)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	2,397,546	3,049,094
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	2,872,346	3,878,313	(n)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	2,906,268	4,056,622

See Notes to Schedule of Investments.

36	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - (continued)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	$13,174,941	$18,573,739	(m)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	1,905,187	2,271,431
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	1,918,043	2,154,740

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $34,462,015)				43,158,949

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 10-Year Notes Futures, Call @ $139.00	9/25/20	162	162,000	93,656
U.S. Treasury 10-Year Notes Futures, Call @ $139.25	9/25/20	54	54,000	22,781
U.S. Treasury 10-Year Notes Futures, Call @ $140.50	9/25/20	55	55,000	3,438
U.S. Treasury 10-Year Notes Futures, Put @ $139.00	9/25/20	85	85,000	27,891
U.S. Treasury 10-Year Notes Futures, Put @ $139.00	10/23/20	41	41,000	22,422
U.S. Treasury 10-Year Notes Futures, Put @ $139.25	9/25/20	44	44,000	18,563
U.S. Treasury 10-Year Notes Futures, Put @ $140.00	9/25/20	56	56,000	49,875
U.S. Treasury Long-Term Bonds Futures, Call @ $179.00	9/25/20	27	27,000	11,391

TOTAL PURCHASED OPTIONS (Cost - $279,267)				250,017

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $986,160,290)				1,059,482,869

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.0%
U.S. TREASURY BILLS - 0.9%
U.S. Treasury Bills (Cost - $9,767,851)	0.089%	10/15/20	9,770,000	9,768,926	(o)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	37

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 2.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $23,704,155)	0.055%	23,704,155	$23,704,155	(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $33,472,006)			33,473,081

TOTAL INVESTMENTS - 100.0% (Cost - $1,019,632,296)			1,092,955,950
Liabilities in Excess of Other Assets - (0.0)%††			(333,008)

TOTAL NET ASSETS - 100.0%			$1,092,622,942

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of August 31, 2020.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2020, the Fund held TBA securities with a total cost of $10,624,790.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2020, the total market value of investments in Affiliated Companies was $24,450,361 and the cost was $24,454,155 (Note 2).

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(n)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(o)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

38	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CTFS	— Certificates
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	9/25/20	$140.00	110	$110,000	$(15,469)
U.S. Treasury 10-Year Notes Futures, Call	9/25/20	141.00	140	140,000	(4,375)
U.S. Treasury 10-Year Notes Futures, Call	11/20/20	141.00	108	108,000	(40,500)
U.S. Treasury 10-Year Notes Futures, Call	11/20/20	141.50	108	108,000	(32,062)
U.S. Treasury 10-Year Notes Futures, Call	9/25/20	142.00	56	56,000	(875)
U.S. Treasury 10-Year Notes Futures, Call	10/23/20	142.00	110	110,000	(6,875)
U.S. Treasury 10-Year Notes Futures, Put	11/20/20	135.50	116	116,000	(19,937)
U.S. Treasury 10-Year Notes Futures, Put	11/20/20	137.50	44	44,000	(19,937)
U.S. Treasury Long-Term Bonds Futures, Call	9/25/20	181.00	54	54,000	(9,281)
U.S. Treasury Long-Term Bonds Futures, Call	9/25/20	181.50	14	14,000	(1,969)
U.S. Treasury Long-Term Bonds Futures, Call	9/25/20	184.00	14	14,000	(875)
U.S. Treasury Long-Term Bonds Futures, Put	11/20/20	172.00	45	45,000	(85,078)
U.S. Treasury Long-Term Bonds Futures, Put	9/25/20	173.00	30	30,000	(19,688)
U.S. Treasury Long-Term Bonds Futures, Put	9/25/20	175.00	18	18,000	(23,344)
U.S. Treasury Long-Term Bonds Futures, Put	9/25/20	177.00	15	15,000	(34,219)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $396,333)					$(314,484)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	39

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	944	12/20	$208,528,405	$208,572,375	$43,970
U.S. Treasury 5-Year Notes	31	12/20	3,902,154	3,906,969	4,815
U.S. Treasury 10-Year Notes	1,875	12/20	260,861,390	261,093,750	232,360

					281,145

Contracts to Sell:
90-Day Eurodollar	536	3/21	133,533,249	133,732,000	(198,751)
90-Day Eurodollar	160	6/21	39,469,251	39,924,000	(454,749)
90-Day Eurodollar	710	12/21	175,989,822	177,109,500	(1,119,678)
U.S. Treasury Long-Term Bonds	822	12/20	146,064,981	144,440,812	1,624,169
U.S. Treasury Ultra 10-Year Notes	124	12/20	19,879,203	19,770,250	108,953
U.S. Treasury Ultra Long- Term Bonds	322	12/20	72,047,109	71,131,812	915,297

					875,241

Net unrealized appreciation on open futures contracts					$1,156,386

At August 31, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$42,144,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(183)	$(22,567)
33,197,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	19,960	9,468
6,563,000	7/15/25	0.100% annually	Daily SOFR annually	(4,200)	7,367
340,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(1,056)	1,074
9,585,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	18,887	(1,695,484)

See Notes to Schedule of Investments.

40	Western Asset Intermediate Bond Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$12,480,000	7/20/45	0.560% annually	Daily SOFR annually	$85,369	$596,382
	4,350,000	8/19/45	0.740% annually	Daily SOFR annually	—	67,877
	4,460,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	204,234	75,781
	3,992,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	67,722	114,223
	2,034,000	3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	151,052
	2,029,000	3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	143,168
	2,006,000	7/13/50	0.885% semi-annually	3-Month LIBOR quarterly	(250)	107,262

Total	$123,180,000				$390,483	$(444,397)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$130,380,000	6/20/25	1.000% quarterly	$2,150,097	$(181,671)	$2,331,768

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2020 Quarterly Report	41

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

42	Western Asset Intermediate Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$194,295,329	$629,112	$194,924,441
Other Corporate Bonds & Notes	—	277,596,144	—	277,596,144
U.S. Government & Agency Obligations	—	273,604,403	—	273,604,403
Collateralized Mortgage Obligations	—	77,440,847	—	77,440,847
Mortgage-Backed Securities	—	68,191,686	—	68,191,686
Asset-Backed Securities	—	65,130,757	—	65,130,757
Sovereign Bonds	—	59,185,625	—	59,185,625
U.S. Treasury Inflation Protected Securities	—	43,158,949	—	43,158,949
Purchased Options	$250,017	—	—	250,017

Total Long-Term Investments	250,017	1,058,603,740	629,112	1,059,482,869

Short-Term Investments:
U.S. Treasury Bills	—	9,768,926	—	9,768,926
Money Market Funds	23,704,155	—	—	23,704,155

Total Short-Term Investments	23,704,155	9,768,926	—	33,473,081

Total Investments	$23,954,172	$1,068,372,666	$629,112	$1,092,955,950

Other Financial Instruments:
Futures Contracts	$2,929,564	—	—	$2,929,564
Centrally Cleared Interest Rate Swaps	—	$1,273,654	—	1,273,654
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,331,768	—	2,331,768

Total Other Financial Instruments	$2,929,564	$3,605,422	—	$6,534,986

Total	$26,883,736	$1,071,978,088	$629,112	$1,099,490,936

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$314,484	—	—	$314,484
Futures Contracts	1,773,178	—	—	1,773,178
Centrally Cleared Interest Rate Swaps	—	$1,718,051	—	1,718,051

Total	$2,087,662	$1,718,051	—	$3,805,713

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended August 31, 2020. The following transactions were effected in such companies for the period ended August 31, 2020.

	Affiliate Value at May 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	$739,748	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$159,877,031	159,877,031	$136,172,876	136,172,876

	$739,748	$159,877,031		$136,172,876

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Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2020
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	—	$3,798	$6,458	$746,206
Western Asset Premier Institutional Government Reserves, Premium Shares	—	3,796	—	23,704,155

	—	$7,594	$6,458	$24,450,361

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